Quarterly Holdings Report
for

Fidelity Flex℠ Conservative Income Municipal Bond Fund

September 30, 2019

XCB-QTLY -1119
1.9884862.101

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 64.2%
	Principal Amount	Value
Alabama - 1.2%
Black Belt Energy Gas District Bonds Series 2017 A, 4%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (a)	125,000	132,641
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	450,000	450,489

TOTAL ALABAMA		583,130

Arizona - 0.9%
Arizona State Lottery Rev. Series 2019, 5% 7/1/20 (b)	100,000	102,708
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017 A, 1.8%, tender 5/21/20 (a)(c)	150,000	150,074
Maricopa County Rev. Bonds Series 2019 B, SIFMA Municipal Swap Index + 0.380% 1.96%, tender 10/18/22 (a)(d)	200,000	200,366

TOTAL ARIZONA		453,148

California - 0.5%
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2018 C, 1 month U.S. LIBOR + 0.380% 1.793%, tender 8/1/21 (a)(d)	245,000	245,007
Colorado - 0.8%
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-1, 4%, tender 3/1/20 (a)	280,000	280,350
E-470 Pub. Hwy. Auth. Rev.:
Series 2015 A, 5% 9/1/20	$50,000	$51,582
Series B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	44,386

TOTAL COLORADO		376,318

Connecticut - 2.6%
Connecticut Gen. Oblig.:
Series 2011, 5% 5/15/22	200,000	211,268
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 2.83% 4/15/20 (a)(d)	100,000	100,566
Series 2014 F, 5% 11/15/20	375,000	389,981
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 2.48% 6/15/21 (a)(d)	100,000	100,818
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 B, 5% 8/1/20	245,000	252,150
Series 2016 A, 5% 9/1/21	220,000	234,773

TOTAL CONNECTICUT		1,289,556

District Of Columbia - 1.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (c)	205,000	219,192
5% 10/1/22 (c)	20,000	21,402
Series 2017 A, 5% 10/1/22 (c)	215,000	237,169
Series 2019 A:
5% 10/1/21 (c)	10,000	10,692
5% 10/1/22 (c)	5,000	5,516

TOTAL DISTRICT OF COLUMBIA		493,971

Florida - 7.8%
Broward County Arpt. Sys. Rev. Series 2012 P1, 5% 10/1/20 (c)	100,000	103,451
Broward County Port Facilities Rev. Series 2009 A, 5% 9/1/20	150,000	150,400
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A, 5% 10/1/22	180,000	196,951
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 C, 5% 10/1/19	200,000	200,000
Series 2019 A, 5% 10/1/22 (c)	105,000	115,752
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 5% 10/1/20	200,000	206,660
Series 2013 A:
3.5% 10/1/19	485,000	485,000
5% 10/1/20	200,000	206,660
Series 2013 C, 5% 10/1/19	225,000	225,000
Series 2013 D, 5% 10/1/21	200,000	213,274
Series 2014 A, 5% 10/1/19	445,000	445,000
Jea Bulk Pwr. Supply Sys. Rev. Series 2014 A, 3.5% 10/1/19	400,000	400,000
Miami-Dade County Aviation Rev. Series A1, 5% 10/1/20	170,000	176,005
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(c)	150,000	153,233
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/21	100,000	105,785
Orange County Health Facilities Auth.:
Series 2009, 5.25% 10/1/19 (Escrowed to Maturity)	240,000	240,000
Series B, 5% 10/1/22	100,000	110,715
Pasco County School District Sales Tax Rev. Series 2013, 5% 10/1/19	135,000	135,000

TOTAL FLORIDA		3,868,886

Georgia - 3.2%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 1.55%, tender 8/19/22 (a)	100,000	99,216
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series 2012 A, 5% 11/1/20	75,000	77,860
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	225,000	235,411
(Gen. Resolution Projs.) Series 2009 B, 5% 1/1/20	290,000	292,479
(Proj. One) Series 2008 A, 5.25% 1/1/20	75,000	75,687
Series 2009 B, 5% 1/1/20	320,000	322,760
Series 2011 A, 5% 1/1/21	220,000	229,502
Series 2016 A, 5% 1/1/20	160,000	161,368
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	100,000	100,274

TOTAL GEORGIA		1,594,557

Illinois - 13.3%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2011 B, 5% 12/1/19	165,000	165,957
Series 2014 D, 5% 12/1/19	50,000	50,290
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 D, 5% 1/1/22	215,000	232,067
Chicago Park District Gen. Oblig.:
Series 2013, 5% 1/1/20	615,000	620,134
Series 2018 E, 5% 11/15/19	170,000	170,691
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	300,000	301,254
Series 2009 D, 5% 11/15/19	205,000	205,851
Series 2011 A, 5% 11/15/19	475,000	476,972
Series 2012 C, 5% 11/15/21	150,000	160,508
Series 2014 A, 5% 11/15/21	100,000	107,005
Illinois Fin. Auth. Rev.:
Series 2009, 5% 8/15/20	100,000	103,125
Series 2011 IL, 4% 12/1/20	150,000	154,556
Series 2012 C, 5% 8/15/21	145,000	154,429
Series 2015 A, 5% 11/15/20	110,000	114,369
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	165,000	166,378
Series 2017 B, 5% 11/1/19	250,000	250,601
Series 2017 D, 5% 11/1/20	400,000	411,976
Series 2018 A, 5% 10/1/20	100,000	102,777
Series 2018 B, 5% 10/1/20	240,000	246,664
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	170,000	177,898
Illinois Reg'l. Trans. Auth. Series 2016 A, 5% 6/1/21	200,000	211,762
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	100,000	104,116
5% 12/1/22	275,000	305,143
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.25% 6/1/20	255,000	261,133
5.375% 6/1/21	375,000	398,239
Series 2017:
5% 6/1/22	235,000	255,753
5% 6/1/23	370,000	414,322
Univ. of Illinois Rev. Series 1991, 0% 4/1/21	230,000	223,551

TOTAL ILLINOIS		6,547,521

Indiana - 1.6%
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	145,000	145,483
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/2/21 (a)(d)	100,000	100,027
SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/2/21 (a)(d)	100,000	100,026
Series 2015 B, 1.65%, tender 7/2/22 (a)	50,000	50,167
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 3% 2/1/21	140,000	142,922
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (c)	205,000	227,214

TOTAL INDIANA		765,839

Kansas - 0.4%
Kansas Dev. Fin. Agcy. Series 2009, 5.5% 11/15/22	200,000	201,000
Kentucky - 2.6%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series 2010, 5% 8/1/20	650,000	668,804
(Proj. No. 83) Series 2004, 5% 10/1/19 (AMBAC Insured)	200,000	200,000
Series 2018, 5% 5/1/23	65,000	72,810
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	100,000	103,900
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	250,000	254,335

TOTAL KENTUCKY		1,299,849

Louisiana - 0.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	165,000	168,831
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	100,000	100,208

TOTAL LOUISIANA		269,039

Massachusetts - 0.2%
Massachusetts Edl. Fing. Auth. Rev. Series 2010 A, 5.5% 1/1/22	100,000	101,114
Michigan - 4.2%
Grand Traverse County Hosp. Fin. Auth. Series 2011 A, 5% 7/1/20	115,000	117,977
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/20	295,000	306,213
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 2.06%, tender 2/1/22 (a)(d)	200,000	200,268
Series 2019 B, 3.5%, tender 11/15/22 (a)	70,000	73,960
Series 2010 A, 5% 12/1/19	160,000	160,946
Series 2015 A:
5% 5/15/20	125,000	127,732
5% 8/1/22	125,000	137,516
Series 2015 MI, 5% 12/1/21	100,000	107,649
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	180,000	181,382
Milan Area Schools Series 2019, 5% 5/1/21	170,000	179,532
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt.) Series 2015 G, 5% 12/1/19	200,000	201,203
Series 2011 A, 5% 12/1/19 (c)	260,000	261,507

TOTAL MICHIGAN		2,055,885

Minnesota - 0.9%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	200,000	212,736
Saint Cloud Health Care Rev. Series 2014 B, 5% 5/1/23	205,000	230,088

TOTAL MINNESOTA		442,824

Nevada - 1.7%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (c)	200,000	205,314
Series 2013 A, 5% 7/1/21 (c)	125,000	132,649
Series 2017 C, 5% 7/1/21 (c)	200,000	212,238
Clark County School District Series 2016 F, 5% 6/15/21	200,000	212,070
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	100,000	100,668

TOTAL NEVADA		862,939

New Jersey - 8.9%
New Jersey Econ. Dev. Auth. Rev. Series 2015 XX, 4% 6/15/22	200,000	210,740
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1:
5% 12/1/19 (c)	200,000	201,119
5% 12/1/20 (c)	135,000	140,323
Series 2012 1A, 4% 12/1/19 (c)	210,000	210,834
Series 2013, 4% 12/1/20 (c)	40,000	41,118
Series 2015 1A:
5% 12/1/21 (c)	600,000	642,834
5% 12/1/22 (c)	100,000	110,080
Series 2015 A, 5% 12/1/20 (c)	100,000	103,943
Series 2018 B, 5% 12/1/20 (c)	100,000	103,943
Series 2019 A, 5% 12/1/22	15,000	16,659
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (c)	100,000	105,848
New Jersey Inst of Technology Series 2015 A, 5% 7/1/23	190,000	213,328
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	100,000	105,671
5% 6/1/23	175,000	195,699
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	90,000	90,648
Series 2014 AA, 5% 6/15/20	200,000	204,643
Series 2016 A:
5% 6/15/20	180,000	184,307
5% 6/15/21	100,000	105,773
5% 6/15/22	100,000	108,874
Series 2018 A:
5% 6/15/21	175,000	185,103
5% 6/15/22	210,000	228,635
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/20	250,000	258,293
5% 9/15/21	570,000	607,791

TOTAL NEW JERSEY		4,376,206

New York - 0.4%
New York Metropolitan Trans. Auth. Rev. Series 2018 C, 5% 9/1/20	175,000	180,585
Ohio - 0.5%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	155,000	168,823
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 2.01%, tender 11/15/21 (a)(d)	100,000	100,217

TOTAL OHIO		269,040

Pennsylvania - 3.7%
Allegheny County Arpt. Auth. Rev. Series 2001, 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	100,000	104,306
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/20	100,000	102,268
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	30,000	30,076
Pennsylvania Gen. Oblig.:
Series 2011, 5% 11/15/20	60,000	62,444
Series 2016, 5% 1/15/22	255,000	276,007
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012, 5% 3/1/20	50,000	50,727
First Series 2012, 5% 4/1/21	125,000	131,798
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.93% 12/1/20 (a)(d)	100,000	100,224
SIFMA Municipal Swap Index + 0.430% 2.01% 12/1/21 (a)(d)	200,000	200,844
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 2.08% 12/1/21 (a)(d)	130,000	130,490
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/22	300,000	330,906
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.82% 9/15/21 (a)(d)	300,000	299,541

TOTAL PENNSYLVANIA		1,819,631

Rhode Island - 0.4%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2015, 5% 11/1/21	200,000	214,592
South Carolina - 0.6%
South Carolina Pub. Svc. Auth. Rev. Series 2012, 5% 12/1/19	275,000	276,493
Tennessee - 0.2%
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/20	100,000	101,672
Texas - 1.7%
Bridgeport Independent School District Series 2010, 4% 8/15/20	340,000	340,752
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/19 (c)	120,000	120,343
Series 2014 D, 5% 11/1/21 (c)	100,000	107,210
Lower Colorado River Auth. Rev. Series 2012 B, 5% 5/15/21	245,000	259,516

TOTAL TEXAS		827,821

Virginia - 0.9%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	250,000	251,377
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	25,000	25,055
Series 2009 A, 2.15%, tender 9/1/20 (a)	50,000	50,275
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	100,000	101,076

TOTAL VIRGINIA		427,783

Washington - 0.6%
Port of Seattle Rev. Series C, 5% 2/1/21 (c)	105,000	109,963
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/23	155,000	173,619

TOTAL WASHINGTON		283,582

West Virginia - 0.8%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(c)	300,000	307,488
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	103,291

TOTAL WEST VIRGINIA		410,779

Wisconsin - 2.1%
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B, 5%, tender 1/26/22 (a)	100,000	108,203
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 2.03%, tender 7/27/22 (a)(d)	155,000	154,763
Series 2017 A, 5% 4/1/20	150,000	152,629
Wisconsin Health & Edl. Facilities Auth. (Unitypoint Health Proj.) Series 2014 A, 5% 12/1/19	200,000	201,160
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2009 A, 5.5% 12/15/20	250,000	252,065
Series 2012 B, 5% 8/15/21	170,000	181,055

TOTAL WISCONSIN		1,049,875

TOTAL MUNICIPAL BONDS
(Cost $31,547,312)		31,688,642

Municipal Notes - 35.6%
Alabama - 1.2%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 1.8% 10/7/19, LOC Bank of America NA, VRDN (a)(c)	180,000	$180,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.83% 10/1/19, VRDN (a)(c)	400,000	400,000

TOTAL ALABAMA		580,000

California - 0.4%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
San Jose Multi-family Hsg. Rev. Participating VRDN Series XF 10 85, 1.88% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)(g)	100,000	100,000

TOTAL CALIFORNIA		200,000

Colorado - 2.6%
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 1.8% 10/3/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	85,000	85,000
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 8027, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(e)(f)	100,000	100,000
Series Floaters XL 00 90, 1.83% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	1,100,000	1,100,000

TOTAL COLORADO		1,285,000

Connecticut - 0.2%
New Britain Gen. Oblig. BAN Series 2018, 5% 12/19/19	100,000	100,765
Florida - 6.0%
Aqua One Cmnty. Dev. District Fla Participating VRDN Series Floaters XF 10 76, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	120,000	120,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 1.83% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	200,000	200,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 1.8% 10/1/19, VRDN (a)(c)	505,000	505,000
Series 2018 B, 1.85% 10/1/19, VRDN (a)(c)	290,000	290,000
Palm Beach County Health Facilities Auth. Rev. Participating VRDN Series Floaters 017, 1.88% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,300,000	1,299,998
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 1.7% 10/7/19, LOC Wells Fargo Bank NA, VRDN (a)	325,000	325,000

TOTAL FLORIDA		2,939,998

Georgia - 0.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 1.82% 10/1/19, VRDN (a)	220,000	220,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 1.77% 10/1/19, VRDN (a)(c)	110,000	110,000

TOTAL GEORGIA		330,000

Illinois - 1.4%
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XM 01 86, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	400,000	400,000
Series Floaters XM 07 11, 1.88% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	300,000	300,000

TOTAL ILLINOIS		700,000

Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.81% 10/7/19, VRDN (a)(c)	100,000	100,000
Kentucky - 0.3%
Glasgow Indl. Bldg. Rev. (Felker Brothers Corp. Proj.) 1.92% 10/2/19, LOC JPMorgan Chase Bank, VRDN (a)(c)	140,000	140,000
Louisiana - 1.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.77% 10/7/19, VRDN (a)	400,000	400,000
Series 2010 B1, 1.7% 10/7/19, VRDN (a)	500,000	500,000

TOTAL LOUISIANA		900,000

Massachusetts - 0.8%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.83% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	165,000	165,000
Nahant BAN Series 2019 B, 2.5% 7/9/20	100,000	100,771
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	100,000	100,709

TOTAL MASSACHUSETTS		366,480

Michigan - 0.2%
Waterford School District RAN 2% 9/23/20	100,000	100,384
Minnesota - 0.4%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.88% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)(h)	200,000	200,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.77% 10/1/19, VRDN (a)(c)	200,000	200,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 07 45, 1.8% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	100,000	100,000
Nebraska - 0.4%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.81% 10/7/19, VRDN (a)(c)	200,000	200,000
Nevada - 2.0%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.73% 10/7/19 (Liquidity Facility Citibank NA) (a)(e)(f)	1,000,000	1,000,000
New Jersey - 2.5%
Chester Township Gen. Oblig. BAN Series 2018, 3% 10/11/19	100,000	100,043
Delran Township BAN Series 2018, 3% 10/25/19	200,000	200,195
East Brunswick Township Gen. Oblig. BAN Series 2019, 3.5% 1/10/20	100,000	100,608
Flemington BAN 3.5% 1/15/20	100,000	100,572
Millburn Township Gen. Oblig. BAN Series 2019, 2.75% 1/30/20	100,000	100,479
Millstone Township Gen. Oblig. BAN Series 2019, 2.25% 8/28/20	100,000	100,692
Passaic Gen. Oblig. BAN Series 2019, 2.25% 8/27/20	100,000	100,635
Roselle County of Union BAN Series 2018, 3.5% 12/6/19	100,000	100,383
Vineland Gen. Oblig. BAN Series 2018, 3.5% 11/14/19	200,000	200,492
Wood-Ridge Gen. Oblig. BAN Series 2019, 2% 9/11/20	100,000	100,420

TOTAL NEW JERSEY		1,204,519

New York - 6.8%
Build NYC FC Hanson Office Assn. Participating VRDN Series BAML 50 20, 1.81% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(e)(f)	425,000	425,000
Geneva Hsg. Auth. Rev. Series 2000, 1.98% 10/7/19, VRDN (a)(c)	90,000	90,000
Gloversville School District BAN Series 2018, 3% 10/18/19	500,000	500,337
Nassau County IDA Bryant Landing Participating VRDN Series BAML 50 18, 1.81% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(e)(f)	300,000	300,000
New York Hsg. Fin. Agcy. Rev. (350 West 43rd Street Hsg. Proj.) Series 2001 A, 1.82% 10/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(c)	175,000	175,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/21	615,000	649,200
Series 2019 D1, 5% 9/1/22	1,100,000	1,204,720

TOTAL NEW YORK		3,344,257

Ohio - 1.1%
East Clinton Local School District BAN Series 2019, 2.8% 12/3/19	100,000	100,226
Englewood BAN Series 2019, 3% 1/22/20	100,000	100,414
Forest Park Gen. Oblig. BAN Series 2019, 2.5% 5/27/20	100,000	100,570
Lorain County Indl. Dev. Rev. Series 2000, 1.79% 10/7/19, LOC PNC Bank NA, VRDN (a)(c)	145,000	145,000
Ohio St Econ. Dev. Rev. Series 2003, 1.79% 10/7/19, LOC PNC Bank NA, VRDN (a)	100,000	100,000

TOTAL OHIO		546,210

Pennsylvania - 0.6%
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Philadelphia Auth. For Indl. Series 2017 B, 1.78% 10/6/22, VRDN (a)	100,000	100,000

TOTAL PENNSYLVANIA		300,000

Texas - 3.8%
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 1.75% 10/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	320,000	320,000
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 1.78% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	100,000	100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 1.82% 10/7/19, VRDN (a)(c)	1,000,000	1,000,000
Series 2010 C, 1.76% 10/1/19, VRDN (a)	270,000	270,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(e)(f)	100,000	100,000
Texas Trans. Commission Participating VRDN Series XM 07 53, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000

TOTAL TEXAS		1,890,000

Virginia - 1.4%
Henrico County Econ. Dev. Auth. Indl. Dev. Rev. Series 2001, 1.8% 10/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	355,000	355,000
Longwood Hsg. Foundation LLC Participating VRDN Series DBE 80 39, 1.93% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.) Series 2001, 1.65% 10/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	150,000	150,000

TOTAL VIRGINIA		705,000

Washington - 0.2%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.93% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)(f)(h)	100,000	100,000
TOTAL MUNICIPAL NOTES
(Cost $17,537,185)		17,532,613
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $49,084,497)		49,221,255
NET OTHER ASSETS (LIABILITIES) - 0.2%		105,422
NET ASSETS - 100%		$49,326,677

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,000 or 0.2% of net assets.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $300,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.88% 11/12/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$200,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.93% 11/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$19,255
Total	$19,255

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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